Risk/Return Detail Data - VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO	May 31, 2024 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund II
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to theFidelity® Variable Insurance ProductsExtended Market Index PortfolioInitial Class, Service Class, and Service Class 2April 29, 2024Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | VIP Extended Market Index Portfolio - Initial Class
Risk/Return:
Management fee	0.12%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.12%
1 year	$ 12
3 years	39
5 years	68
10 years	$ 154
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | VIP Extended Market Index Portfolio - Service Class 2
Risk/Return:
Management fee	0.12%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[2]
Total annual operating expenses	0.37%
1 year	$ 38
3 years	119
5 years	208
10 years	$ 468
VIPExtendedMarketIndexPortfolio-InitialServiceService2PRO | VIP Extended Market Index Portfolio | VIP Extended Market Index Portfolio - Service Class
Risk/Return:
Management fee	0.12%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[2]
Total annual operating expenses	0.22%
1 year	$ 23
3 years	71
5 years	124
10 years	$ 280

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.06%, 0.06%, and 0.06% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.